Average Annual Total Returns - Macquarie Global Listed Real Assets Fund	MSCI ACWI (All Country World Index) (gross) 1 year		MSCI ACWI (All Country World Index) (gross) 5 years		MSCI ACWI (All Country World Index) (gross) 10 years or lifetime		MSCI ACWI (All Country World Index) (net) 1 year		MSCI ACWI (All Country World Index) (net) 5 years		MSCI ACWI (All Country World Index) (net) 10 years or lifetime		Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD 1 year		Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD 5 years		Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD 10 years or lifetime		S&P Global Infrastructure Index (net) 1 year	S&P Global Infrastructure Index (net) 5 years	S&P Global Infrastructure Index (net) 10 years or lifetime	FTSE EPRA Nareit Developed Index (net) 1 year	FTSE EPRA Nareit Developed Index (net) 5 years	FTSE EPRA Nareit Developed Index (net) 10 years or lifetime	S&P Global Natural Resources Index (net) 1 year	S&P Global Natural Resources Index (net) 5 years	S&P Global Natural Resources Index (net) 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year		Class A After Taxes on Distributions and Sales 5 years		Class A After Taxes on Distributions and Sales 10 years or lifetime		Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	18.02%	[1]	10.58%	[1]	9.79%	[1]	17.49%	[1]	10.06%	[1]	9.23%	[1]	(0.55%)	[1]	(0.17%)	[1]	2.01%	[1]	14.05%	4.40%	5.00%	0.94%	(1.00%)	2.23%	(8.86%)	5.12%	4.63%	(6.89%)	2.18%	3.93%	(7.56%)	0.76%	1.95%	(3.83%)	[2]	1.40%	[2]	2.51%	[2]	(2.88%)	2.64%	3.76%	(1.45%)	3.15%	4.28%	(0.88%)	3.68%	4.82%	(0.78%)	3.77%	4.22%	Aug. 31, 2016

[1]	In connection with new regulatory requirements, effective October 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD for comparative purposes because the Manager believes it is more representative of the Fund's investment universe.
[2]	After-tax returns in the table above are calculated using the historical highest individual US federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirements accounts (IRAs). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.